Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Net income (loss) before income tax
Net income (loss) before income tax includes the following components:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
United States	$6,265	$(12,917)	$(2,729)	$10,147
International	35	—	—	—
	$6,300	$(12,917)	$(2,729)	$10,147

Income tax provision (benefit)
Income tax provision (benefit) for the year ended December 31, 2021 and the period from June 11, 2020 through December 31, 2020 for the Successor, and for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019 for the Predecessor, consisted of the following:

	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Current income tax provision (benefit):
Federal	$4,828	$1,461	$760	$341
State	711	521	193	(73)
International	9	—	—	—
Total current tax provision (benefit):	5,548	1,982	953	268
Deferred income tax provision (benefit):
Federal	(4,436)	(3,552)	(1,304)	2,170
State	124	(388)	(264)	3
International	—	—	—	—
Total deferred tax provision (benefit):	(4,312)	(3,940)	(1,568)	2,173
Total income tax provision (benefit)	$1,236	$(1,958)	$(615)	$2,441

Components of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to portions of deferred tax assets and deferred tax liabilities are as follows:
	Successor
	December 31,
	2021	2020
Deferred tax assets:
Accrued expenses	$474	$393
Net operating losses	4	10
General business credit	300	421
Deferred rent	47	—
Accrued compensation	282	591
Deferred revenue	—	204
Tax original issue discount	491	663
Capitalized interest carryforward	195	—
Gross deferred tax assets	1,793	2,282
Less: Valuation allowance	—	(78)
Total deferred tax assets	1,793	2,204
Deferred tax liabilities:
Intangible assets	(22,551)	(27,291)
Other	(154)	(137)
Total gross deferred tax liabilities:	(22,705)	(27,428)
Net deferred tax liabilities	$(20,912)	$(25,224)

Tax Credit Carryforwards
Tax credit carryforwards are as follows:
	Successor
	December 31, 2021
	Amount	Expiration Years
Tax credits, state	468	Do Not Expire
	Successor
	December 31, 2020
	Amount	Expiration Years
Tax credits, state	603	Do Not Expire

Effective Tax Rate on Income (Loss) Before Income Tax And Statutory Tax Rate
The reconciliation between the Company’s effective tax rate on income (loss) before income tax and the statutory tax rate is as follows:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Income tax provision at the federal statutory rate	21.0%	21.0%	21.0%	21.0%
State taxes	9.6%	(0.9)%	2.4%	1.4%
Equity compensation	4.4%	(0.8)%	(1.2)%	2.3%
Transaction costs	—%	(4.7)%	(0.7)%	—%
Foreign derived intangible income deduction	(11.0)%	2.1%	9.8%	(2.4)%
CARES Act	—%	—%	(6.5)%	—%
Change in valuation allowance	(1.2)%	(0.6)%	—%	—%
Other items	(3.2)%	(0.9)%	(2.2)%	1.8%
	19.6%	15.2%	22.6%	24.1%

Unrecognized Tax Benefits
The following table summarized the activity related to the gross unrecognized tax benefits as of December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 for the Successor, and for the period from January 1, 2020 and June 10, 2020 and as of December 31, 2019 for the Predecessor:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Balance at the beginning of the year	$232	$171	$149	$128
Increase related to current year tax positions	109	61	22	21
Balance at end of the year	$341	$232	$171	$149